Schedule of Investments (unaudited)
August 31, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 5.1%
AGL Energy Ltd.	689,033	$ 5,412,188
ANZ Group Holdings Ltd.	15,799	324,280
Aristocrat Leisure Ltd.	162,385	5,993,857
BHP Group Ltd.	1,229,981	33,865,827
Brambles Ltd.	51,406	633,696
Cochlear Ltd.	10,550	2,141,898
Coles Group Ltd.	33,278	422,496
Commonwealth Bank of Australia	12,504	1,177,656
Computershare Ltd.	206,530	3,970,603
Flight Centre Travel Group Ltd.	25,392	359,284
Glencore PLC	535,221	2,823,853
Macquarie Group Ltd.	59,442	8,651,984
QBE Insurance Group Ltd.	11,731	125,099
REA Group Ltd.	41,287	6,115,457
Rio Tinto PLC	62,901	3,965,747
Rocketboots Ltd.(a)(b)	1,389	94
Scentre Group	112,052	259,636
South32 Ltd.	1,389,669	2,926,501
Transurban Group	407,972	3,728,579
Wesfarmers Ltd.	245,817	12,058,940
Worley Ltd.	345,991	3,553,876
		98,511,551
Austria — 0.4%
BAWAG Group AG(c)	586	44,838
Erste Group Bank AG	82,414	4,510,914
OMV AG	55,783	2,433,025
		6,988,777
Belgium — 0.5%
Ageas SA/NV	32,922	1,692,284
Groupe Bruxelles Lambert NV	2,853	220,294
KBC Group NV	88,684	6,905,562
Umicore SA	11,830	148,509
		8,966,649
China — 0.4%
BOC Hong Kong Holdings Ltd.	346,000	1,086,068
Budweiser Brewing Co. APAC Ltd.(c)	1,398,200	1,593,463
Wilmar International Ltd.	441,100	1,060,937
Yangzijiang Shipbuilding Holdings Ltd.	1,720,900	3,290,766
		7,031,234
Denmark — 4.0%
AP Moller - Maersk A/S, Class B, NVS	3,942	5,894,426
Genmab A/S(a)	10,274	2,857,329
Novo Nordisk A/S, Class B	448,818	62,345,385
Vestas Wind Systems A/S(a)	207,745	4,746,554
		75,843,694
Finland — 0.7%
Nordea Bank Abp	826,550	9,766,123
Sampo Oyj, A Shares	4,760	212,207
Stora Enso Oyj, R Shares	154,146	1,991,202
Wartsila Oyj Abp	99,162	2,187,072
		14,156,604
France — 7.4%
Amundi SA(c)	22,345	1,678,021
BNP Paribas SA	210,021	14,526,652
Bouygues SA	21,214	758,518
Capgemini SE	13,932	2,886,204
Carrefour SA	619,255	9,976,366
Credit Agricole SA	790,741	12,386,921
Danone SA	250,882	17,433,032
Security	Shares	Value
France (continued)
Dassault Systemes SE	219,499	$ 8,577,974
Eiffage SA	72,598	7,620,265
Engie SA	620,142	10,922,109
Eurazeo SE	7,274	573,011
Forvia SE	75,094	765,142
Gecina SA	10,624	1,167,465
L’Oreal SA	1,360	596,707
LVMH Moet Hennessy Louis Vuitton SE	9,243	6,879,720
Orange SA	5,948	67,842
Publicis Groupe SA	56,423	6,223,088
Rexel SA	15,307	386,230
Safran SA	20,602	4,514,637
Sanofi SA	49,659	5,573,632
TotalEnergies SE	14,092	969,414
Ubisoft Entertainment SA(a)	80,428	1,524,067
Valeo SE	282,082	3,005,137
Veolia Environnement SA	307,934	10,201,248
Vinci SA	95,670	11,433,993
		140,647,395
Germany — 10.1%
adidas AG, Class N	16,561	4,248,946
Allianz SE, Registered Shares	108,618	33,742,863
BASF SE	42,702	2,170,487
Bayer AG, Registered Shares	536,882	16,577,202
Continental AG	9,385	634,582
Deutsche Bank AG, Registered Shares	439,766	7,195,109
Deutsche Telekom AG, Registered Shares	975,527	27,756,686
Evonik Industries AG	120,748	2,679,347
Fresenius Medical Care AG	81,377	3,141,426
Fresenius SE & Co. KGaA(a)	203,069	7,498,721
Henkel AG & Co. KGaA	14,493	1,205,160
HUGO BOSS AG	5,942	247,999
Infineon Technologies AG, Class N	991	36,369
Nemetschek SE	16,417	1,719,076
Nordex SE(a)	1,368	21,836
SAP SE	184,566	40,501,781
Scout24 SE(c)	5,866	447,487
Siemens AG, Registered Shares	189,323	35,612,695
Siemens Energy AG(a)	169,492	4,895,119
Talanx AG	1,571	135,353
Volkswagen AG	4,527	505,691
Zalando SE(a)(c)	51,589	1,337,559
		192,311,494
Hong Kong — 2.0%
AIA Group Ltd.	3,076,400	21,666,113
CK Asset Holdings Ltd.	945,500	3,805,027
Jardine Matheson Holdings Ltd.	26,200	944,248
Prudential PLC	917,947	7,902,499
Sino Land Co. Ltd.	530,000	566,795
Sun Hung Kai Properties Ltd.	86,000	835,527
Swire Properties Ltd.	394,600	723,480
Wharf Real Estate Investment Co. Ltd.	479,000	1,390,935
		37,834,624
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	77,756
Ireland — 0.2%
Kerry Group PLC, Class A	38,669	3,883,281
Israel — 0.4%
Bank Hapoalim BM	133,549	1,331,371
Bank Leumi Le-Israel BM	83,348	805,936

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Elbit Systems Ltd.	3,274	$ 674,218
Mizrahi Tefahot Bank Ltd.	27,714	1,061,364
Nice Ltd.(a)	23,185	4,040,450
		7,913,339
Italy — 2.1%
A2A SpA	1,783,335	4,071,055
Banca Monte dei Paschi di Siena SpA	510,078	2,975,862
Banco BPM SpA	73,867	503,614
Enel SpA	1,324,264	10,065,338
Ferrari NV	1,540	765,237
Generali	98,087	2,707,144
Intesa Sanpaolo SpA	1,555,003	6,498,952
Mediobanca Banca di Credito Finanziario SpA	52,635	891,534
MFE-MediaForEurope NV, Class A	23	76
MFE-MediaForEurope NV, Class B	2	9
Moncler SpA	11,147	683,867
Poste Italiane SpA(c)	182,315	2,538,511
Recordati Industria Chimica e Farmaceutica SpA	33,718	1,979,713
UniCredit SpA	160,926	6,688,910
		40,369,822
Japan — 22.9%
Aisin Corp.	2,700	94,882
Amada Co. Ltd.	35,900	370,627
Asahi Group Holdings Ltd.	31,400	1,172,026
Asahi Kasei Corp.	640,200	4,533,925
Astellas Pharma, Inc.	43,200	536,845
Bridgestone Corp.	2,100	82,090
Canon, Inc.	409,400	14,060,576
Central Japan Railway Co.	248,300	5,747,823
Concordia Financial Group Ltd.	26,100	148,108
Dai-ichi Life Holdings, Inc.	95,500	2,757,735
Daiichi Sankyo Co. Ltd.	134,300	5,637,595
Daikin Industries Ltd.	53,900	6,886,322
Daito Trust Construction Co. Ltd.	8,100	999,719
Daiwa House Industry Co. Ltd.	208,800	6,430,743
Daiwa Securities Group, Inc.	7,400	55,024
FANUC Corp.	10,400	307,001
Fast Retailing Co. Ltd.	5,300	1,705,630
Fujitsu Ltd.	505,800	9,349,647
Hitachi Ltd.	742,900	18,327,363
Honda Motor Co. Ltd.	1,050,300	11,590,329
Horiba Ltd.	900	60,283
Hulic Co. Ltd.	22,900	237,259
J Front Retailing Co. Ltd.	72,100	713,693
Japan Exchange Group, Inc.	52,200	1,211,305
Japan Post Bank Co. Ltd.	151,000	1,419,172
Japan Post Holdings Co. Ltd.	275,500	2,691,952
Japan Tobacco, Inc.	413,600	11,940,736
Kansai Electric Power Co., Inc. (The)	55,600	988,236
Kao Corp.	29,000	1,299,539
KDDI Corp.	183,000	6,173,897
Kirin Holdings Co. Ltd.	40,800	615,931
Komatsu Ltd.	111,200	3,111,647
Kubota Corp.	46,600	655,665
Kyocera Corp.	219,600	2,720,315
Lixil Corp.	100,100	1,189,819
Makita Corp.	9,500	318,369
Marubeni Corp.	205,300	3,541,333
Mitsubishi Chemical Group Corp.	600,300	3,508,284
Mitsubishi Corp.	2,200	45,800
Mitsubishi Electric Corp.	176,400	2,971,643
Mitsubishi Estate Co. Ltd.	32,600	560,881
Security	Shares	Value
Japan (continued)
Mitsubishi HC Capital, Inc.	82,800	$ 598,069
Mitsubishi UFJ Financial Group, Inc.	1,171,800	12,362,755
Mitsui & Co. Ltd.	5,300	114,556
Mitsui Fudosan Co. Ltd.	181,100	1,961,676
Mizuho Financial Group, Inc.	938,700	19,493,025
MS&AD Insurance Group Holdings, Inc.	136,500	3,146,403
Murata Manufacturing Co. Ltd.	606,400	12,710,462
NEC Corp.	3,700	327,915
Nidec Corp.	9,100	371,041
Nintendo Co. Ltd.	162,800	8,853,753
Nippon Telegraph & Telephone Corp.	5,733,300	6,127,733
Nitto Denko Corp.	5,800	486,379
Nomura Holdings, Inc.	445,500	2,615,720
Nomura Research Institute Ltd.	169,700	5,708,242
Obayashi Corp.	30,200	388,379
Oji Holdings Corp.	591,600	2,367,564
Ono Pharmaceutical Co. Ltd.	257,600	3,808,192
Oracle Corp. Japan	4,900	443,748
ORIX Corp.	122,500	3,079,760
Panasonic Holdings Corp.	2,071,000	17,400,414
Persol Holdings Co. Ltd.	31,000	60,724
Recruit Holdings Co. Ltd.	395,000	24,632,973
Resona Holdings, Inc.	220,700	1,569,517
Sankyo Co. Ltd.	45,600	657,262
SBI Holdings, Inc.	2,300	56,604
Seiko Epson Corp.	4,100	76,660
Shimamura Co. Ltd.	800	42,716
Shimizu Corp.	78,100	523,611
Shionogi & Co. Ltd.	10,300	479,795
SoftBank Corp.	302,800	4,236,667
SoftBank Group Corp.	109,300	6,345,704
Sompo Holdings, Inc.	94,600	2,233,708
Sony Group Corp.	336,900	32,812,095
Subaru Corp.	166,700	3,197,404
Sumitomo Chemical Co. Ltd.	3,074,900	8,852,722
Sumitomo Corp.	493,800	11,741,773
Sumitomo Electric Industries Ltd.	2,700	45,008
Sumitomo Mitsui Financial Group, Inc.	252,500	16,663,294
Sumitomo Mitsui Trust Holdings, Inc.	262,400	6,538,980
Suzuki Motor Corp.	152,300	1,790,684
T&D Holdings, Inc.	65,100	1,102,997
Takeda Pharmaceutical Co. Ltd.	487,500	14,513,851
Terumo Corp.	83,100	1,545,200
Tokio Marine Holdings, Inc.	387,400	14,742,318
Tokyo Electron Ltd.	112,400	20,229,790
Tosoh Corp.	40,400	521,211
Toyota Industries Corp.	31,200	2,472,139
Toyota Motor Corp.	429,800	8,206,143
Toyota Tsusho Corp.	307,500	5,942,201
Unicharm Corp.	93,700	3,250,985
Yamaha Corp.	8,600	207,568
Z Holdings Corp.	1,236,800	3,389,455
		437,817,314
Luxembourg — 0.0%
SES SA	9	48
Netherlands — 4.8%
Adyen NV(a)(c)	1,657	2,445,407
Aegon Ltd.	551,998	3,380,685
Argenx SE(a)	4,520	2,335,765
ASML Holding NV	56,163	50,649,706
EXOR NV	4,008	447,221
Koninklijke Philips NV(a)	301,179	9,071,731

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	107,510	$ 5,272,973
Stellantis NV	244,169	4,108,977
Wolters Kluwer NV, Class C	83,102	14,211,044
		91,923,509
New Zealand — 0.2%
Xero Ltd.(a)	46,797	4,538,770
Norway — 0.8%
DNB Bank ASA	77,621	1,639,688
Equinor ASA	399,049	10,707,513
Telenor ASA	185,790	2,303,620
		14,650,821
Singapore — 2.2%
DBS Group Holdings Ltd.	256,860	7,172,636
Singapore Telecommunications Ltd.	8,851,400	21,227,732
STMicroelectronics NV	309,201	9,970,518
United Overseas Bank Ltd.	132,800	3,192,380
		41,563,266
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	143,206	6,503,038
Aena SME SA(c)	379	76,272
Banco Bilbao Vizcaya Argentaria SA	791,155	8,404,747
Banco Santander SA	5,009,994	24,912,280
Iberdrola SA	746,535	10,592,337
Industria de Diseno Textil SA	328,973	17,822,297
		68,310,971
Sweden — 2.5%
Alfa Laval AB	64,097	2,875,845
Atlas Copco AB, B Shares	63,239	1,008,459
Electrolux AB, Class B(a)	221,973	2,136,629
H & M Hennes & Mauritz AB, B Shares	22,730	359,509
Hexagon AB, B Shares	795,300	8,141,138
Investor AB, B Shares	411,035	12,238,762
SKF AB, B Shares	109,552	2,075,865
Svenska Handelsbanken AB, A Shares	358,936	3,702,804
Swedbank AB, A Shares	401,972	8,598,569
Trelleborg AB, B Shares	22,267	869,606
Volvo AB, B Shares	210,410	5,594,899
		47,602,085
Switzerland — 7.5%
ABB Ltd., Registered Shares	528,387	30,385,848
DSM-Firmenich AG	748	102,118
Givaudan SA, Registered Shares	1,271	6,528,303
Kuehne + Nagel International AG, Registered Shares	717	222,491
Logitech International SA, Registered Shares	63,914	5,805,407
Medmix AG(c)	2	25
Nestlé SA, Registered Shares	286,860	30,762,909
Novartis AG, Registered Shares	383,595	46,345,244
Sonova Holding AG, Registered Shares	13,174	4,606,159
UBS Group AG, Registered Shares	154,235	4,752,842
Zurich Insurance Group AG, Class N	24,173	14,031,851
		143,543,197
United Kingdom — 12.0%
AstraZeneca PLC	77,809	13,637,244
Auto Trader Group PLC(c)	350,850	3,940,719
BAE Systems PLC	1,174,421	21,115,843
British American Tobacco PLC	324,517	12,147,172
British Land Co. PLC (The)	381,710	2,067,466
BT Group PLC	1,178,758	2,165,865
Bunzl PLC	111,132	5,188,299
Security	Shares	Value
United Kingdom (continued)
Centrica PLC	647,463	$ 1,099,378
CK Hutchison Holdings Ltd.	2,857,000	15,661,389
Close Brothers Group PLC	15	107
Compass Group PLC	701,063	22,157,306
Direct Line Insurance Group PLC	219,470	548,213
Drax Group PLC	36,193	303,475
Dunelm Group PLC	24	392
Experian PLC	335,597	16,306,056
Halma PLC	52,489	1,805,016
HSBC Holdings PLC	371,846	3,268,761
IG Group Holdings PLC	12,051	153,909
IMI PLC	20,584	498,509
Imperial Brands PLC	305,906	8,780,332
Informa PLC	1,166,180	12,839,398
Intertek Group PLC	16,800	1,097,721
ITV PLC	430,090	453,152
J Sainsbury PLC	164,469	634,156
Johnson Matthey PLC	179,502	3,854,349
London Stock Exchange Group PLC	31,482	4,249,522
Marks & Spencer Group PLC	662,304	2,988,892
RELX PLC	313,127	14,616,827
Rolls-Royce Holdings PLC(a)	1,128,409	7,398,297
Smiths Group PLC	285,298	6,787,267
Spectris PLC	41,200	1,617,407
Standard Chartered PLC	652,705	6,715,942
Tesco PLC	4,131,865	19,264,202
Unilever PLC	169,472	10,986,238
Vodafone Group PLC	5,659,918	5,547,888
		229,896,709
United States — 7.8%
BP PLC	2,550,226	14,437,545
CSL Ltd.	49,979	10,379,363
GSK PLC	1,017,759	22,166,355
Holcim AG	117,227	11,356,137
Roche Holding AG, NVS	69,642	23,575,266
Roche Holding AG	3,868	1,404,787
Schneider Electric SE	108,878	27,774,792
Shell PLC	1,087,991	38,551,396
		149,645,641
Total Common Stocks — 97.6% (Cost: $1,522,178,754)		1,864,028,551
Preferred Securities
Preferred Stocks — 0.1%
Germany — 0.1%
Volkswagen AG, NVS	23,015	2,449,482
Total Preferred Securities — 0.1% (Cost: $2,632,928)		2,449,482
Total Long-Term Investments — 97.7% (Cost: $1,524,811,682)		1,866,478,033

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	458	$ 458
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(f)(g)	41,449,786	41,449,786
Total Short-Term Securities — 2.2% (Cost: $41,450,244)		41,450,244
Total Investments — 99.9% (Cost: $1,566,261,926)		1,907,928,277
Other Assets Less Liabilities — 0.1%		2,503,906
Net Assets — 100.0%		$ 1,910,432,183
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,756, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 760,404	$ —	$ (760,378)(a)	$ 432	$ —	$ 458	458	$ 1,311(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	60,864,854	—	(19,415,068)(a)	—	—	41,449,786	41,449,786	525,604	—
				$ 432	$ —	$ 41,450,244		$ 526,915	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	293	09/20/24	$ 36,017	$ 1,840,244
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 94	$ 98,511,457	$ —	$ 98,511,551
Austria	—	6,988,777	—	6,988,777
Belgium	—	8,966,649	—	8,966,649
China	—	7,031,234	—	7,031,234
Denmark	—	75,843,694	—	75,843,694
Finland	—	14,156,604	—	14,156,604
France	—	140,647,395	—	140,647,395
Germany	—	192,311,494	—	192,311,494
Hong Kong	944,248	36,890,376	—	37,834,624
India	—	—	77,756	77,756
Ireland	—	3,883,281	—	3,883,281
Israel	—	7,913,339	—	7,913,339
Italy	9	40,369,813	—	40,369,822
Japan	—	437,817,314	—	437,817,314
Luxembourg	—	48	—	48
Netherlands	—	91,923,509	—	91,923,509
New Zealand	—	4,538,770	—	4,538,770
Norway	2,303,620	12,347,201	—	14,650,821
Singapore	—	41,563,266	—	41,563,266
Spain	—	68,310,971	—	68,310,971
Sweden	—	47,602,085	—	47,602,085
Switzerland	25	143,543,172	—	143,543,197
United Kingdom	4,403,061	225,493,648	—	229,896,709
United States	—	149,645,641	—	149,645,641
Preferred Securities	—	2,449,482	—	2,449,482
Short-Term Securities
Money Market Funds	41,450,244	—	—	41,450,244
	$ 49,101,301	$ 1,858,749,220	$ 77,756	$ 1,907,928,277
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,840,244	$ —	$ —	$ 1,840,244
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares